General Information	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
GENERAL INFORMATION

NOTE 1  -  GENERAL INFORMATION

A.	General

(1)	Check Cap Ltd. (the “Company”) was incorporated under the laws of the State of Israel. The registered address of its offices is 29 Abba Hushi Avenue, Isfiya 3009000, Israel.

(2)	The Company has a wholly-owned subsidiary, Check-Cap US, Inc., that was incorporated under the laws of the State of Delaware on May 15, 2015.

(3)	The Company was engaged in a clinical-stage medical diagnostics that aimed to redefine colorectal cancer (CRC) screening through the introduction of C-Scan®, a screening test designed to detect polyps before they may transform into colorectal cancer to enable early intervention and cancer prevention. The Company’s disruptive capsule-based screening technology aims to significantly increase screening adherence worldwide and help people to stay healthy through preventive CRC screening. C-Scan uses an ultra-low dose X-ray capsule, an integrated positioning, control and recording system, as well as proprietary software to generate a 3D map of the inner lining of the colon. C-Scan is non-invasive and requires no preparation or sedation, allowing the patients to continue their daily routine with no interruption as the capsule is propelled through the gastrointestinal tract by natural motility.

(4)

On March 21, 2023, the Company announced that following the Company’s internal assessment of the clinical data collected until such date from its calibration studies, the Company has determined that the most recent efficacy results from the Company’s calibration studies did not meet the goal in order to proceed to the powered portion of the U.S. pivotal study.

The Company further announced that it had adopted a plan of actions that included conducting additional clinical data analysis and approaching the U.S. Food and Drug Administration (“FDA”) to make amendments to the U.S. pivotal study and that the Company is also implementing a cost reduction plan in order to extend its cash runway, and that the initiation of the powered portion of the U.S. pivotal study that was expected in mid-2023 is therefore temporarily postponed.

On June 6, 2023, the Company announced that after further review of additional data and interaction with the FDA on a revised pivotal study protocol together with the anticipated time and investment necessary to further develop the technology, the Company’s Board of Directors has determined that it is appropriate to pursue strategic options.

In addition, the Company’s Board of Directors approved a significant reduction in its workforce, to reduce the Company’s cash burn, after which the Company expects to have two remaining employees. In light of these developments, the Company discontinued the calibration studies and does not plan on commencing the powered portion of its U.S. pivotal study and plans to concentrate its resources on its essential research activities and strategic alternatives.

On August 16, 2023 the Company announced the it entered into a business combination agreement (the “BCA”) with Keystone Dental Holdings, Inc., a Delaware corporation (“Keystone”), Capstone Dental PubCo, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Keystone (“PubCo”), Capstone Merger Sub Ltd., an Israeli company and a direct, wholly owned subsidiary of PubCo (“Israeli Merger Sub”), and Capstone Merger Sub Corp., a Delaware corporation and a direct, wholly owned subsidiary of PubCo (“U.S. Merger Sub”).

The BCA included provisions granting both Check-Cap and Keystone the right to terminate the BCA for certain reasons, including, among others, (i) the Business Combination not having been consummated by January 31, 2024 (subject to certain exceptions and to potential automatic extension, the “Termination Date”), (ii) any governmental authority having issued an order, decree or ruling, or taken any other action (including the enactment of any statute, rule, regulation, decree or executive order) enjoining or prohibiting the Business Combination, or (iii) under certain conditions, there having been a material breach of any of the representations, warranties, covenants or agreements set forth in the BCA by a party to the BCA. The BCA further provides that if the BCA is terminated under certain circumstances, Check-Cap may be required to pay to Keystone a nonrefundable fee in the amount of $1,500 and reimburse Keystone for up to $1,500 of its expenses, and Keystone may be required to pay to Check-Cap a nonrefundable fee in the amount of $4,000, and reimburse Check-Cap for up to $1,000  of its expenses.

The closing of the BCA was subject to satisfaction or waiver of certain conditions as stated in the BCA including the required approvals by the parties’ shareholders. On December 18, 2023, at the Annual General Meeting of Shareholders (the “Meeting”), the BCA and the business combination transactions contemplated pursuant to the BCA, did not receive the requisite majority required for approval by the Company’s shareholders, under Section 320 of the Israeli Companies Law 5759-1999.

On December 24, 2023, the Company received a notice (the “Notice”) on behalf of Keystone Dental Holdings, Inc., terminating the BCA,In the Notice, the Company was notified that the BCA has been terminated pursuant to Section 10.1(e) of the BCA in light of the results of the Meeting of the Company, held on December 18, 2023.

In addition, at the Meeting, the then existing Company’s Board of Directors did not receive the requisite majority required for approval by the Company’s shareholders to reappointed as board members and new five board members received such required majority and as a result the Board of Directors replaced by new board members.

As a result of the business combination transaction process the Company incurred transaction related expenses, recorded in General and Administrative expenses line item in the consolidated statement of operations.

(5)	Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company has not yet generated revenues. The Company has incurred losses of $17,568 and $19,108 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the Company’s accumulated deficit was approximately $143,191. The extent of the Company’s future operating losses and the timing of becoming profitable are uncertain.

The Company anticipates ongoing losses from its operations. On June 6, 2023, the Company announced that after further review of additional data and interaction with the FDA on a revised pivotal study protocol together with the anticipated time and investment necessary to further develop the technology, we were reducing our workforce by approximately 90% to reduce cash burn, concentrating our resources on essential research activities, discontinuing the calibration studies, and evaluating and pursuing strategic options.

As a result of our evaluation and pursuit of strategic options, on August 16, 2023, we entered into a business combination agreement (the “Keystone BCA”) with Keystone, Capstone Dental PubCo, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Keystone (“PubCo”) and other direct, wholly owned subsidiaries of PubCo. However, the Keystone BCA was not approved by the requisite majority required for approval, under Section 320 of the Israeli Companies Law 5759-1999 and, as such, the Keystone BCA was terminated on December 24, 2023.

More recently, on March 25, 2024, the company entered into the Nobul BCA, pursuant to which a wholly owned subsidiary of Nobul, to be formed under the laws of Israel, will merge with and into us, with Check-Cap surviving as a direct, private, and wholly owned subsidiary of Nobul.

(6)	As described in Notes 10B(2)(b) and 10B(2)(d), on February 24, 2015, the Company consummated an Initial Public Offering in the United States (U.S.) (the “IPO”) concurrently with a private placement.

On August 11, 2016, the Company consummated a registered direct offering of ordinary shares and pre-funded warrants. See Note 10B(2)(h).

On June 2, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(i).

On November 22, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(j).

On May 8, 2018, the Company consummated an underwritten public offering of ordinary shares, pre-funded warrants and Series C warrants. See Note 10B(2)(k).

On February 6, 2019, the Company consummated a registered direct offering of ordinary shares and warrants. See Note 10B(2)(l).

In February 2020, the Company consummated a private placement of ordinary shares. See Note 10B(2)(m).

During April and May 2020, the Company consummated three registered direct offerings of ordinary shares and simultaneous private placements of warrants. See Note 10B(2)(n).

On July 27, 2020, the Company consummated a warrant exercise transaction to purchase ordinary shares and a simultaneous private placement of warrants. See Note 10B(2)(o).

During the first quarter of 2021, certain investors exercised their warrants previously issued by the Company. See Note 10B(2)(p).

On July 2, 2021, the Company consummated a registered direct offering of ordinary shares and warrants. See Note 10B(2)(q).

On March 3, 2022, the Company consummated a registered direct offering of ordinary shares and warrants. See Note 10B(2)(r).

The Company’s ordinary shares are listed on the NASDAQ Capital Market under the symbols “CHEK”.

The Company’s Series A Warrants, formerly listed on the NASDAQ Capital Market under the symbol “CHEKW”, expired on February 24, 2020.

The Company’s Series C Warrants, formerly listed on the NASDAQ Capital Market under the symbol “CHEKZ”, expired on May 8, 2023.

The consolidated financial statements of the Company as of and for the years ended December 31, 2023 and December 31, 2022 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

(7)	On December 23, 2021, the Company announced that it received a letter from the Staff, indicating that the Company is not in compliance with the minimum bid price requirement for continued listing set forth in Nasdaq Listing Rule 5550(a)(2), which requires listed companies to maintain a minimum bid price of $1.00 per share. The Company was provided by Nasdaq with a compliance period of 180 calendar days (i.e., until June 21, 2022) to regain compliance pursuant to Nasdaq Listing Rules. On June 22, 2022, the Company received a letter from the Staff notifying it that Nasdaq granted the Company a 180-day extension, or until December 19, 2022, or the Extension Period, to regain compliance with the Minimum Bid Price Requirement. In order to regain compliance, on August 11, 2022, the Company’s shareholders approved a reverse share split (“Reverse Share Split”) of its ordinary shares within a range of 1 for 10 to 1 for 20, the exact ratio to be determined by further action of the Company’s Board of Directors, to be effective on a date to be determined by the Company’s Board of Directors and announced by the Company, and to amend the Company’s Articles of Association accordingly. The Board of Directors subsequently approved a reverse share split of the Company’s ordinary shares at the ratio of 1-for-20, such that each twenty (20) ordinary shares, par value NIS 2.40 per share, consolidated into one (1) ordinary share, par value NIS 48.00, effective as of November 23, 2022. The first date when the Company’s ordinary shares began trading on the Nasdaq Capital Market after implementation of the Reverse Share Split was November 25, 2022. Following the implementation of the Reverse Share Split, the Company’s authorized share capital comprised of 18,000,000 ordinary shares. No fractional ordinary shares were issued as a result of the Reverse Share Split. All fractional ordinary shares were rounded up to the nearest whole ordinary share. In addition, a proportionate adjustment made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding options and warrants entitling the holders to purchase ordinary shares. Furthermore, following completion of the Reverse Share Split, the number of ordinary shares issuable pursuant to the Company’s 2006 Unit Option Plan and 2015 Equity Incentive Plan and 2015 US Sub-Plan to the 2015 Equity Incentive Plan, as well as the number of shares and exercise prices subject to the outstanding options under the plans and the number of shares subject to outstanding restricted stock units (“RSUs”) under the plans were appropriately adjusted. The Company subsequently received a letter informing it that, for the 10 consecutive business days from November 25, 2022 to December 8, 2022, the closing bid price of the Company’s ordinary shares had been at $1.00 per share or greater and that accordingly, the Company has regained compliance with Nasdaq Listing Rule 5550(a)(2) and Nasdaq considers the prior bid price deficiency matter now closed.

(8)

On October 7, 2023, thousands of Hamas terrorists invaded Israel’s southern border towns near the Gaza Strip and carried out attacks on civilian and military targets that were extraordinary in scale and brutality. Hamas and other terrorist groups also launched extensive rocket attacks from the Gaza Strip against civilian targets in various parts of Israel. As a result, Israel declared war against Hamas, called up hundreds of thousands of reserve soldiers and launched an extensive military campaign against them. In parallel, border clashes between Israel and the Hezbollah terrorist group on Israel’s northern border with Lebanon have intensified and may escalate into a greater regional conflict. To date, the Company operations have not been adversely affected by the war. The Company has back-up IT systems and remote work ability that the Company expect will enable its operations to function well in the event of an emergency.